INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ (7,498,612)	$ (1,928,870)	$ (465,644)
Expected income tax expense (recovery) at statutory rates	(2,025,000)	(502,000)	(121,000)
Change in statutory, foreign tax, foreign exchange rates and other	(75,379)	(13,000)	(15,000)
Permanent difference	1,439,000	163,000	31,000
Share issue cost	(132,000)	0	0
Change in unrecognized deferred tax assets	795,000	$ 352,000	$ 105,000
Income tax expense	$ 1,621